Acquisitions of Subsidiaries - Schedule of Statement of Income for the Period from the Date of Acquisition (Details) - USD ($)	2 Months Ended	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Statement of Income for the Period from the Date of Acquisition [Line Items]
Revenue		$ 132,163,734	$ 119,971,638	$ 123,994,053
Income from operations		(1,866,015)	(1,035,339)	596,082
Income tax expense		(99,098)	503,524	(41,363)
Net income		$ (1,250,422)	$ 10,194,467	$ (4,234,228)
Ridgeline International Limited’s [Member]
Schedule of Statement of Income for the Period from the Date of Acquisition [Line Items]
Revenue	$ 3,060,280
Operating costs and expenses	2,904,704
Income from operations	155,576
Other income	321
Income tax expense	38,974
Net income	$ 116,923